Other liabilities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Liabilities [abstract]
Payments to be processed	R$ 750,406	R$ 648,887
Provisions for employee benefits	151,379	77,383
Digital Customer Portfolio	0	89,518
Pending liquidations of the liabilities	73,657	31,352
Contract liabilities	42,679	45,364
Agreements to be transferred	39,120	33,736
Other liabilities	75,410	100,582
Other liabilities	R$ 1,260,327	R$ 1,173,527